UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                          FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: March 31, 2012

Check here if Amendment           [ ] Amendment Number:
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:    Bar Harbor Bankshares
Address: 82 Main Street, P.O. Box 400
         Bar Harbor, ME 04609-0400

13F File Number:    028-14044

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:

Name:     Pam Curativo
Title:    Trust Operations Supervisor
Phone:    207-667-6925
Signature, Place, and Date of Signing:


Pam Curativo         Ellsworth, Maine       April 27, 2012

Report Type (Check only one.):

[   ]          13F HOLDINGS REPORT.

[ X ]          13F NOTICE.

[   ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

13F File Number			Name

028-05715			Bar Harbor Trust Services